Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deductible input tax	4,355	6,197
Prepaid expenses(1)	1,504	2,268
Deposits	106	981
Receivable from third party	5,490	4,595
Others	160	76
Subtotal	11,615	14,117
Less: Allowance for credit losses(2)	(546)	(546)
Total prepaid expenses and other current assets, net	11,069	13,571

(1)	Prepaid expenses mainly represent prepaid commissions for promotion services, communication expenses, maintenance premiums, and other expenses related to the daily operation of the enterprise.

(2)	The credit loss provision primarily includes advertising expenses that cannot be recovered and compensation claims. No additional provision was made for the years ended December 31, 2024 and 2025.